COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)					12 Months Ended
	Jul. 20, 2023	Feb. 08, 2022	Jan. 27, 2022	Jan. 24, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
Loss Contingencies [Line Items]
Contingency liability					$ 2,000,000.0	$ 1,300,000
Contingent received					$ 300,000	0	$ 100,000
Royalty interest rate description					The Company is committed to pay royalties to the Israeli Government at a rate of 3% to 5% of the sales of its product, up to 100% of the amount of the grants received plus Annual Interest for a File, as such term is defined under the IIA’s rules and guidelines
Development costs					50.00%
Contingent of amount other receivables						300,000
Inventory purchase commitment loss					$ 23,000
Contingent research and development					$ 382,000	359,000	189,000
Payment of royalty percentage sales					50.00%
Payment of royalty percentage agreement sales					5.00%
Payment of grant amount interest					40.00%
Collaborative grants payment					$ 300,000
Payments for fund					900,000
Collaborative assets acquisition					$ 500,000
Price per unit								$ 8.74
Keyarch Acquisition Corporation [Member]
Loss Contingencies [Line Items]
Additional units				1,500,000
Additional purchased units	9,122,682				9,122,682
Keyarch Acquisition Corporation [Member] | Early Bird Capital Inc [Member]
Loss Contingencies [Line Items]
Business combination consideration transferred1					$ 1,500,000
Payments to acquire business for cash					660,000
Promissory note issued for business combination					$ 840,000
Escrowed Share shall be equal to volume weighted average price					90.00%
Keyarch Acquisition Corporation [Member] | Underwriting Agreement [Member]
Loss Contingencies [Line Items]
Underwriter cash discount			$ 2,000,000
Underwriting fees		$ 300,000
Keyarch Acquisition Corporation [Member] | Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Additional purchased units		1,500,000
Price per unit		$ 10.00
BIRD Foundation [Member]
Loss Contingencies [Line Items]
Development costs					50.00%
Contingent received					$ 100,000	$ 100,000	$ 200,000
Royalty interest rate description					The Company is committed to pay royalties to BIRD at a rate of 5% of the sales of its product, up to 100% of the amount of the grants received if full repayment made by April 1, 2024, 113% if full repayment is made by April 2025, 125% if full repayment is made by April 2026, 138% if full repayment is made by April 2027, and 150% if full repayment is made after April 2027
Minimum [Member]
Loss Contingencies [Line Items]
Royalties percentage					11.00%
Payment of royalty percentage sales					1.50%
Maximum [Member]
Loss Contingencies [Line Items]
Royalties percentage					16.00%
Payment of royalty percentage sales					2.00%